Share-Based Payment	6 Months Ended
Jun. 30, 2020
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
NOTE 3:-	SHARE-BASED PAYMENT

The total compensation cost related to all of the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2020	2019	2020	2019	2019
	Unaudited				Audited

Research and development	$613	$736	$419	$507	$1,600
Commercial activities	(177)	634	(355)	434	879
General and administrative	785	1,040	258	378	2,389

	$1,221	$2,410	$322	$1,319	$4,868

The Company estimates the fair value of stock options granted using the Binominal option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The following table lists the inputs to the Binomial option pricing model used for the fair value measurement of equity-settled share options for the following periods:

Based on the above inputs, the fair value of the options was determined at $2.65 - $11.01 at the grant dates during 2020 and 2019.

	June 30,		December 31,
	2020	2019	2019
	Unaudited

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	76%	88%-95%	78%-84%
Risk-free interest rate (%)	0.6	2.52-2.7	1.92-2.63

Movement during the periods:

	Six months ended June 30,				Year ended December 31,
	2020		2019		2019
	Unaudited		Unaudited
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of period	3,405,188	$4.76	3,197,616	$3.07	3,197,616	3.07
Granted during the period	621,200	4.68	544,800	10.93	790,300	8.82
Expired during the period	(10,938)	8.00	-	-	39,094	5.21
Exercised during the period	(467,557)	0.31	(466,375)	0.25	480,878	0.27
Forfeited during the period	(211,482)	8.23	-	-	62,756	6.16

Share options outstanding at end of period	3,336,411	5.14	3,276,041	4.78	3,405,188	4.76

Share options exercisable at end of period	1,973,898	$3.01	1,438,658	$2.16	1,865,572	2.68

As of June 30, 2020, there is $3,185 of total unrecognized cost related to non-vested share based compensation that is expected to be recognized over a period of up to four years.